Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation Expense
The stock-based compensation expense attributable to continuing operations was included in imagery and software analytical service costs, excluding depreciation and amortization and selling, general and administrative expense in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
Imagery & software analytical service costs, excluding depreciation and amortization	$4,121	$—
Selling, general and administrative	38,450	1,982
Total stock-based compensation expense	$42,571	$1,982

Schedule of Share-based Payment Arrangements, Stock Options, Valuation Assumptions	A summary of the weighted-average assumptions is presented below:

	For the Year Ended December 31,
	2021	2020
Fair value per common share	$5.40	$0.0121
Weighted-average risk-free interest rate	1.44%	0.81%
Volatility	33.40%	65.00%
Expected term (in years)	8.0	2.5
Dividend rate	0%	0%

Share-based Payment Arrangement, Option, Activity
A summary of the Company’s stock option activity under the Plans during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)			(in thousands)
Outstanding - January 1, 2021	3,489	$0.2160
Granted	2,760	7.9700
Exercised	(1,045)	0.1248
Forfeited	(182)	0.1466
Outstanding - December 31, 2021	5,022	4.4914	8.74	$9,599
Exercisable - December 31, 2021	1,321	0.3962	7.07	5,410
The following summarizes information about the Company's option grants:

	For The Year Ended December 31,
	2021	2020
Number of options granted (in thousands)	2,760	2,226
Weighted-average grant-date fair value	$1.5100	$0.0121

Nonvested Restricted Stock Shares Activity
A summary of the Company’s nonvested RSA activity during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	891	$0.0121
Granted	—	—
Vested	(546)	0.0121
Canceled	(10)	0.0121
Nonvested - December 31, 2021	335	0.0121

Schedule of Share-based Payment Arrangements, Restricted Stock Units
The Company granted an aggregate of 11.2 million RSUs to certain employees and service providers during the year ended December 31, 2021 under the 2014 Plan as follows:

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
February 2021	8,533	50% of such RSUs will vest 180 days subsequent to consummation of the Merger
50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs
				N/A
March 2021	229	50% of such RSUs will vest 180 days subsequent to consummation of the Merger
50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs
				N/A
March 2021	137	25% vested immediately upon issuance	50% of these RSUs vested on the date of the Merger	The remaining 25% of the RSUs will vest ratably over 12 months, on the same day of the month that the Merger closed, commencing as of the month following satisfaction of the performance condition
June 2021	164	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of Merger or b) the one year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
July 2021	285	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of the Merger or b) the one year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
December 2021	1,670	25% of such RSUs will vest at the one-year anniversary of the vesting commencement date
75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs
				N/A
December 2021	225	One-third (1/3rd) of the total number of RSUs will be scheduled to vest annually on the anniversary of the vesting commencement date	N/A	N/A
Total	11,243

Share-based Payment Arrangement, Restricted Stock Unit, Activity
A summary of the Company’s nonvested RSU activity during the year ended December 31, 2021 is presented below:

	Year Ended December 31, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	—	$—
Granted	11,243	6.8004
Vested	(111)	8.0407
Canceled	(173)	8.0816
Nonvested - December 31, 2021	10,959	6.7675